Partners’ Capital - Partnership units (Table) (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Common units	18,623,100	18,178,100
General partner units	348,570	348,570
Total partnership units	18,971,670	18,526,670